MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Available-For-Sale Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
		December 31
	Maturity year	2014	2013
		U.S. dollars in thousands

Short-term: (a)
Municipal bond		$4,408	$2,757
Corporate bond		630	79
		$5,038	$2,836

Long-term - security bond (b)	Perpetual	$1,574	$517

a.
The Company invests in highly-rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company’s investment policy requires investments to be investment grade, rated single-A or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio based on quoted prices in active markets.

b.
As of December 31, 2014 the Company held a long term security bond which is classified as available for sale security and is presented on its fair value. The fair value of the available for sale securities based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC820).